Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

Note 5: - Cash and Cash Equivalents

	December 31,
	2024	2023
	U.S. Dollars in thousands

Cash and deposits for immediate withdrawal	$23,130	$40,630
Cash equivalents in USD deposits (1)	55,305	15,011
Total Cash and Cash Equivalents	$78,435	$55,641

(1)	The deposits bear interest of 4.70%-5.78% per year, as of December 31, 2024, and 5.1% per year as of December 31, 2023.